UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 616 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2013

Date of reporting period: 12/31/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended December 31, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

December 31, 2013

Ticker Symbols:

Investor Class - CEFFX
Institutional Class - CEFIX
Service Class - CEFRX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 616
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

To the Congressional Effect Fund Shareholders:

The Congressional Effect Fund is the culmination of my many years of frustration with persistent and significant Congressional dysfunction. It seems that those of us who live and work in the private sector are fully accountable to the government, but that our leaders are largely unaccountable to us. While I continue to believe in the Congressional Effect as an important consideration in investing when measured over a long period of time, last year the Congressional Effect Fund was up 5.31%(1) while the broad S&P 500 Index(2) was up 32.39%. The Fund followed its mandate to invest in the S&P 500 only on days Congress was in session. Unfortunately, in last year’s powerful market rally, it had many days when it was on the sidelines.

Many in the media decried the 2013 Congress as “unproductive.” If “productivity” is measured in output of words and new laws, it was a significantly unproductive year for Congress. If productivity is measured in failure to do significant additional harm to the economy, then it could be stated that the 2013  “do nothing” Congress did “nothing” exceeding well in 2013. An unproductive Congress makes for a productive America. In a larger sense, the inactivity of Congress due to partisian gridlock helped to extend the rally in the stock market. Based on the last several years, it appears the Congressional Effect also applies to longer periods of time where it has become clear to the market that there will be no meaningful new legislation over an entire month or an entire year or an entire Congress.

The long term data for the Congressional Effect was only slightly changed by last year’s results. The Congressional Effect is supported by the daily data from 1965 through the end of 2013. During that period, on days Congress was out of session, the S&P 500 Index rose at a rate of  16.59% on an annualized basis, and on days they were in session, the S&P 500 Index rose by 1.69% on an annualized basis. This observation led to the Fund’s core strategy of avoiding equity market exposure when Congress is in session.

The launch of the Congressional Effect Fund in 2008 coincided with one of the most challenging periods for investors ever, and for our nation. I hope an understanding of the Congressional Effect will promote and further freedom in America as our founding fathers intended. Thank you for your support.

Sincerely,

Eric Singer

President

Congressional Effect Fund

(1)
The performance information shown is for the Fund’s Investor Class. Please see the Total Return Table on the following pages for performance information on the Funds’ Institutional and Service Classes. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal will fluctuate with changing market conditions so that when redeemed, shares may be worth less or more than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information, please call the Fund’s distributor, Matrix Capital Group, Inc., New York, NY, toll free at 1-888-553-4233. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(2)
The S&P 500 Total Return Index is an index created by Standard & Poor’s Corp. considered to represent the performance of the stock market generally. The S&P 500 is not an investment product available for purchase.

The Fund will buy and sell portfolio securities in response to whether Congress is in session or out of session, without regard to the length of time they have been held. Congressional Effect Management (the “Advisor”) anticipates that the Fund will generally move substantially its entire portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (S&P 500 futures contracts) and vice versa each time Congress changes its session status. Since Congress’ in-session status can change daily, the Fund’s portfolio will be changed rapidly (e.g., within a single trading day) a number of times during the year. Since portfolio turnover involves brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.

While the Advisor periodically (at least daily) inquires as to whether each house of Congress is in session, the Advisor may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules, and unexpected or unannounced changes in such schedules. Because execution of the Fund’s investment strategy depends in large part on accurately determining when Congress is in session, the unavailability of such information could negatively impact the performance of the Fund.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2013	ANNUAL REPORT

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2013 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets) (*) (Unaudited)

Exchange Traded Funds	84.06%

S&P 500 E-Mini Futures Contracts	22.35%

(*)	Excludes temporary cash investments. Percentages in the above table are based on net assets of the Fund at December 31, 2013.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2013	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CONGRESSIONAL EFFECT FUND INVESTOR CLASS AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

			Commencement of Operations (1)
	1 Year	5 Years	through December 31, 2013
Congressional Effect Fund Investor Class	5.31%	2.18%	1.54%
Congressional Effect Fund Institutional Class	5.50%	N/A	1.62%
Congressional Effect Fund Service Class	4.54%	N/A	(1.09)%
S&P 500 Total Return Index	32.39%	17.93%	7.51%

(1)
The Congressional Effect Fund Investor Class commenced operations on May 23, 2008. The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010. The Congressional Effect Fund Service Class commenced operations on November 9, 2010.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be found on our website at www.congressionaleffectfund.com or by calling 1-888-553-4233.

The above graph depicts the performance of the Congressional Effect Fund Investor Class versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Congressional Effect Fund, which will generally not invest in all the securities comprising the index.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2013	ANNUAL REPORT

Information About Your Fund’s Expenses - Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (07/01/13) and held for the entire period of 07/01/13 through 12/31/13.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/13). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/13 through 12/31/13

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares (+2.05%)	$1,000.00	$1,020.50	$8.91
Congressional Effect Fund Institutional Shares (+2.06%)	$1,000.00	$1,020.60	$7.64
Congressional Effect Fund Service Shares (+1.68%)	$1,000.00	$1,016.80	$12.71

Hypothetical 5% Fund Return	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Expenses Paid During Period (1)

Congressional Effect Fund Investor Shares	$1,000.00	$1,016.40	$8.89
Congressional Effect Fund Institutional Shares	$1,000.00	$1,017.60	$7.63
Congressional Effect Fund Service Shares	$1,000.00	$1,012.60	$12.68

(1)
Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 1.50% and 2.50% for the Congressional Effect Fund Investor Class, Institutional Class and Service Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233. Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2013	ANNUAL REPORT

		Shares	Value

EXCHANGE-TRADED FUNDS - (84.05%)
SPDR S&P 500 ETF Trust (Cost - $2,141,050)		15,000	$2,770,050

		Par Value
U.S. GOVERNMENT OBLIGATIONS - (12.14%)
U.S. Treasury Bill, 0.05%, 01/16/2014 (a)		$50,000	49,999
U.S. Treasury Bill, 0.05%, 04/10/2014 (a)		200,000	199,974
U.S. Treasury Bill, 0.05%, 06/12/2014 (a)		150,000	149,965
TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost - $399,956)			399,938

		Shares
SHORT-TERM INVESTMENTS - (2.42%)
Fifth Third Institutional Government Money Market Fund, 0.01% (b)		79,647	79,647
TOTAL SHORT-TERM INVESTMENTS - (Cost - $79,647)			79,647

TOTAL INVESTMENTS (Cost - $2,620,653) - 98.61%			$3,249,635

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.39%			45,780

NET ASSETS - 100.00%			$3,295,415

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Gain
Equity Contracts Opened
S&P 500 E-Mini Futures, Expires 03/20/2014 *	8	$736,440	$7,590

(a)	Effective yield at December 31, 2013.
(b)	Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013	ANNUAL REPORT

Assets:
Investments, at value (identified cost $2,620,653)	$3,249,635
Deposits at broker	42,717
Due from advisor	16,038
Receivables:
Interest	1
Dividends	21,566
Futures variation margin	7,590
Prepaid expenses	14,686
Total assets	$3,352,233

Liabilities:
Payables:
Accrued distribution (12b-1) fees	5,937
Due to administrator	15,417
Accrued expenses	35,464
Total liabilities	56,818
Net Assets	$3,295,415

Sources of Net Assets:
Paid-in capital	$3,652,664
Accumulated net realized loss on investments	(993,821)
Net unrealized appreciation on investments and futures contracts	636,572
Total Net Assets (Unlimited shares of beneficial interest authorized)	$3,295,415

Investor Shares:
Net assets applicable to 256,752 shares outstanding	$2,546,681
Net Asset Value and Offering Price Per Share	$9.92

Minimum Redemption Price Per Share (a)	$9.82

Institutional Shares:
Net assets applicable to 74,102 shares outstanding	$739,076
Net Asset Value and Offering Price Per Share	$9.97

Minimum Redemption Price Per Share (a)	$9.87

Service Shares:
Net assets applicable to 998 shares outstanding	$9,658
Net Asset Value and Offering Price Per Share	$9.68

Minimum Redemption Price Per Share (a)	$9.58

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

December 31, 2013	ANNUAL REPORT

For the
Year Ended
December 31, 2013

Investment income:
Dividends	$140,105
Interest	434
Total investment income	140,539

Expenses:
Management fees	98,834
Distribution (12b-1) fees - Investor Shares	11,971
Distribution (12b-1) fees - Service Shares	94
Accounting and transfer agent fees and expenses	70,396
Legal fees	26,164
Registration and filing fees	21,314
Compliance officer fees	18,000
Audit fees	14,500
Miscellaneous	13,512
Custodian fees	11,194
Trustee fees and expenses	6,800
Insurance	1,193
Pricing fees	708
Reports to shareholders	565
Total expenses	295,245
Less: fees waived and expenses absorbed	(144,888)
Net expenses	150,357

Net investment loss	(9,818)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,637,292
Futures contracts	(1,375,616)
Net realized gain on investments and futures contracts	261,676

Net change in unrealized appreciation on:
Investments	83,007
Futures contracts	45,690
Net change in unrealized appreciation	128,697

Net gain on investments and futures contracts	390,373

Net increase in net assets resulting from operations	$380,555

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2013	ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(9,818)	$11,657
Net realized gain (loss) on investments and futures contracts	261,676	(240,285)
Net unrealized appreciation on investments and futures contracts	128,697	348,600
Net increase in net assets resulting from operations	380,555	119,972

Distributions to shareholders from:
Net investment income - Institutional Class	-	(11,664)
	-	(11,664)
Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(9,175,944)	(2,235,418)

Decrease in net assets	(8,795,389)	(2,127,110)

Net Assets:
Beginning of year	12,090,804	14,217,914

End of year	$3,295,415	$12,090,804
Undistributed (accumulated) net investment income (loss)	$-	$-

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2013	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the year indicated.

	Investor Class
	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010		For the Year Ended December 31, 2009

Net Asset Value, Beginning of Year	$9.42		$9.31		$10.08	$9.31		$9.74

Investment Operations:
Net investment income (loss) (a)	(0.02)		(0.01)		0.22	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments and futures contracts	0.52		0.12		(0.74)	1.50		(0.32)
Total from investment operations	0.50		0.11		(0.52)	1.42		(0.43)

Distributions:
From net realized capital gains	-		-		(0.26)	(0.65)		-
Total distributions	-		-		(0.26)	(0.65)		-

Paid in capital from redemption fees	-	(b)	-	(b)	0.01	-	(b)	-	(b)

Net Asset Value, End of Year	$9.92		$9.42		$9.31	$10.08		$9.31

Total Return (c)	5.31%		1.18%		(5.07)%	15.20%		(4.41)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$2,547		$5,465		$7,636	$7,902		$7,530

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.12%		2.83%		2.62%	3.38%		4.67%
After fees waived and expenses absorbed	1.65%		1.51%		1.75%	1.75%		1.87%

Ratio of net investment loss:
Before fees waived and expenses absorbed	(1.69)%		(1.36)%		(1.19)%	(2.44)%		(3.95)%
After fees waived and expenses absorbed	(0.22)%		(0.03)%		(0.32)%	(0.81)%		(1.15)%

Portfolio turnover rate	0%		59%		414%	820%		2,996%

(a)	Per share amounts were calculated using the average shares method.
(b)	Redemption fees resulted in less than $0.01 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2013	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011		For the Period Ended December 31, 2010 (a)

Net Asset Value, Beginning of Year/Period	$9.45	$9.34	$10.09		$10.36

Investment Operations:
Net investment income (loss) (b)	- (c)	0.02	-	(c)	-	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.52	0.11	(0.49)		0.38
Total from investment operations	0.52	0.13	(0.49)		0.38

Distributions:
From net investment income	-	(0.02)	-		-
From net realized capital gains	-	-	(0.26)		(0.65)
Total distributions	-	(0.02)	(0.26)		(0.65)

Paid in capital from redemption fees	-	-	-	(d)	-

Net Asset Value, End of Year/Period	$9.97	$9.45	$9.34		$10.09

Total Return (e)	5.50%	1.36%	(4.87)%		3.62%	(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$739	$6,617	$6,573		$991

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.87%	2.58%	2.37%		3.62%	(g)
After fees waived and expenses absorbed	1.40%	1.26%	1.50%		1.50%	(g)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.44)%	(1.11)%	(0.94)%		(2.03)%	(g)
After fees waived and expenses absorbed	0.03%	0.22%	(0.07)%		0.09%	(g)

Portfolio turnover rate	0%	59%	414%		820%	(f)

(a)	The Congressional Effect Fund Institutional Class commenced operations on September 16, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Net investment income resulted in less than $0.01 per share.
(d)	Redemption fees resulted in less than $0.01 per share.
(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2013	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Service Class
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Period Ended December 31, 2010 (a)

Net Asset Value, Beginning of Year/Period	$9.26	$9.22	$10.07	$10.96

Investment Operations:
Net investment loss (b)	(0.09)	(0.07)	(0.52)	(0.04)
Net realized and unrealized gain (loss) on investments and futures contracts	0.51	0.11	(0.07)	(0.20)
Total from investment operations	0.42	0.04	(0.59)	(0.24)

Distributions:
From net realized capital gains	-	-	(0.26)	(0.65)
Total distributions	-	-	(0.26)	(0.65)

Net Asset Value, End of Year/Period	$9.68	$9.26	$9.22	$10.07

Total Return (c)	4.54%	0.43%	(5.87)%	(2.23)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$10	$9	$9	$54

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.87%	3.58%	3.37%	4.70%	(e)
After fees waived and expenses absorbed	2.40%	2.26%	2.50%	2.50%	(e)

Ratio of net investment loss:
Before fees waived and expenses absorbed	(2.44)%	(2.11)%	(1.94)%	(4.64)%	(e)
After fees waived and expenses absorbed	(0.97)%	(0.78)%	(1.07)%	(2.44)%	(e)

Portfolio turnover rate	0%	59%	414%	820%	(d)

(a)	The Congressional Effect Fund Service Class commenced operations on November 9, 2010.
(b)	Per share amounts were calculated using the average shares method.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2013	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the “Trust”) was organized as a Delaware statutory Trust on December 21, 2007. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Congressional Effect Fund (the “Fund”). The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer three classes of shares (Investor Shares, Institutional Shares and Service Shares). Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares and Service Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All the classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund is diversified. The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Security Valuations:  All investments in securities are recorded at their estimated fari value, as described in Note 2.

b)          Share Valuation - The prices (net asset values) of the shares of the Fund are normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)          Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”, requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

Details of the disclosures are as follows for the year ended December 31, 2013:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for as Hedging Instruments Under	Location in Statement
SFAS 133	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin receivable	$7,590

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as Hedging Instruments Under	on Derivatives
SFAS 133	Recognized in Income	Value
Futures Contracts	Net realized loss on futures contracts	$(1,375,616)
Futures Contracts	Net change in unrealized appreciation on futures contracts	45,690
Total		$(1,329,926)

d)          Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)          Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)          Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)          Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2010, 2011, 2012 and the year ended December 31, 2013) and has concluded that no provision for income tax is required in these financial statements.

h)         Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)          Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j)          Other - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)         Redemption fees - Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were redemption fees of $2 paid to the Fund during the year ended December 31, 2013.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013	ANNUAL REPORT

(2)	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock and Exchange-Traded Funds) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013	ANNUAL REPORT

(2)	SECURITIES VALUATIONS (Continued)

U.S. Government Securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative Instruments. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the company using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of December 31, 2013:
Financial Instruments - Assets

Categories (1)	Level 1	Level 2	Level 3	Totals
Investments:
Exchange-Traded Funds	$2,770,050	$-	$-	$2,770,050
Short-Term Investments	79,647	-	-	79,647
U.S. Government Obligations	-	399,938	-	399,938
Total Investments	$2,849,697	$399,938	$-	$3,249,635
Other Financial Instruments:
Futures Contracts(2)	7,590	-	-	7,590
Total Other Financial Instruments	$7,590	$-	$-	$7,590

(1)
As of and during the year ended December 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of December 31, 2013, from the valuation input levels used on December 31, 2012.

(3)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended December 31, 2013 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	3,824	$37,401	-	$-	-	$-
Reinvested	-	-	$-	-	-	-
Redeemed	(327,399)	(3,190,014)	(625,762)	(6,023,331)	-	-
Net decrease	(323,575)	$(3,152,613)	(625,762)	$(6,023,331)	-	$-

Transactions in shares of capital stock for the Fund for the year ended December 31, 2012 were as follows:

	Investor Class		Institutional Class		Service Class
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	24,816	$236,158	-	$-	-	$-
Reinvested	-	-	$1,025	9,693	-	-
Redeemed	(264,967)	(2,433,135)	(5,156)	(48,134)	-	-
Net increase (decrease)	(240,151)	$(2,196,977)	(4,131)	$(38,441)	-	$-

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013	ANNUAL REPORT

(4)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$ -	$7,501,398

There were no government securities (excluding short-term investments) purchased or sold during the year.

(5)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the “Advisor”) acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended December 31, 2013, the Fund incurred $98,834 of advisory fees, before the waiver and reimbursement described below, with $16,038 remaining due from the Advisor at December 31, 2013.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.50% of the Fund's average daily net assets through May 1, 2014. Effective from January 9, 2012 through May 1, 2013, the expense cap was reduced to 1.25% of the Fund’s average daily net assets. For the year ended December 31, 2013, the Advisor waived management fees of $98,834 and reimbursed $46,054 of Fund expenses. The Advisor may recapture $116,860, $175,499 and $144,888 no later than December 31, 2014, December 31, 2015 and December 31, 2016, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix” or “Administrator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix $29,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the year ended December 31, 2013, Matrix earned $70,396 for such services including out of pocket expenses, with $12,417 remaining payable at December 31, 2013.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the year ended December 31, 2013, Matrix earned $18,000 of compliance fees, with $3,000 remaining payable at December 31, 2013.

Matrix Capital Group, Inc. acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix Capital Group, Inc. also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix Capital Group, Inc. received $200 of brokerage commissions during the year ended December 31, 2013.

Certain officers of the Trust are officers and/or employees of Matrix.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013	ANNUAL REPORT

(5)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% of the Investor Shares' or 1.00% of the Service Shares' respective average daily net assets annually. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the year ended December 31, 2013, the Fund incurred $12,065 of 12b-1 fees.

(6)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at December 31, 2013 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$2,620,653	$629,000	$(18)	$628,982

For the year ended December 31, 2013, no distributions were paid by the Fund.  For the year ended December 31, 2012, the Fund distributed $11,664 of ordinary income.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of December 31, 2013, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Post-October
Capital Loss	Capital Loss &	Net Unrealized	Distributable
Carryforwards	Other Tax Deferrals	Appreciation	Earnings
$(962,320)	$(23,911)	$628,982	$(357,249)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. As of December 31, 2013, The Fund elected to defer net capital losses as indicated in the chart below:

Post-October Losses
Deferred	Utilized
$23,911	$237

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013	ANNUAL REPORT

(6)	TAX MATTERS (Continued)

At December 31, 2013, the Fund had available for federal income tax purposes unused capital loss carryforwards, which are available for offset against future capital gains.  To the extent the capital loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.  Capital loss carryforwards at December 31, 2013 were as follows:

Short-Term Capital	Short-Term Capital	Long-Term Capital	Total
Loss Carryforwards	Loss Carryforwards	Loss Carryforwards	Capital Loss
Expiring 12/31/2017	Non-Expiring	Non-Expiring	Carryforwards
$(442,566)	$(508,741)	$(11,013)	$(962,320)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short term losses.  As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

(7)	RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized gains/(losses) on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2013, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Paid-in Capital
$9,818	$(9,818)

(8)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(9)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.  Effective February 1, 2014, the Board of Trustees of the Fund has approved an amended expense limitation agreement between the Trust, on behalf of the Fund, and Congressional Effect Management, LLC that modifies the Fund’s expense cap from 1.50% to 3.00%, which could have the effect of increasing the Fund’s expense ratio by the amount of the cap increase.  The amended expense limitation agreement is effective through February 1, 2015.

(10)	NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of the Congressional Effect Fund,
a Series of Congressional Effect Family of Funds

We have audited the accompanying statement of assets and liabilities of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, including the schedule of investments, as of December 31, 2013 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Congressional Effect Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
February      , 2014

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

December 31, 2013	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisor uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Each shareholder should refer to such shareholder’s Form 1099-DIV or other tax information to determine the calendar year amounts to be included on the shareholder’s 2013 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 21, 2014 for the Congressional Effect Fund were as follows:

Congressional Effect Fund Investor Class, gross of fee waivers or expense reimbursements	2.92%
Congressional Effect Fund Investor Class, after waiver and reimbursement*	2.92%
Congressional Effect Fund Institutional Class, gross of fee waivers or expense reimbursements	2.67%
Congressional Effect Fund Institutional Class, after waiver and reimbursement*	2.67%
Congressional Effect Fund Service Class, gross of fee waivers or expense reimbursements	3.67%
Congressional Effect Fund Service Class, after waiver and reimbursement*	3.67%

* The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 3.00%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.50% expense limitation. The current contractual agreement cannot be terminated prior to February 1, 2015 without the Board of Trustees’ approval.  Total Gross Operating Expenses (Annualized) during the year ended December 31, 2013 were 3.12%, 2.87% and 3.87% for the Congressional Effect Fund Investor Class, Institutional Class, and Service Class, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the year ended December 31, 2013.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2013	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.

Trustees and Officers - Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees
Daniel Ripp 420 Lexington Avenue, Suite 601 New York, NY 10170 Age: 48	Trustee	Since Inception
President and head of research of Bradley Woods & Co. Ltd., an independent research firm, since 2004;  President and CEO of H.C. Wainwright & Co., an investment bank, from 2003-2004; CFO of Casimir Capital from 2001-2003
				One	None
Samuel H. Solomon 420 Lexington Avenue, Suite 601 New York, NY 10170 Age: 59	Trustee	Since Inception	Independent consultant (2009 - present); Chairman of DOAR Litigation Consulting from 1989 to 2009.	One	None
Robert J. Cresci 420 Lexington Avenue, Suite 601 New York, NY 10170 Age: 70	Trustee	Since Inception	Managing Director of Pecks Management Partners Ltd., an investment management firm, since 1990.	One	3 (Luminex Corporation; j2 Global Communications, Inc.; and Continucare Corporation)
Interested Trustee*
Eric T. Singer 420 Lexington Avenue, Suite 601 New York, NY 10170 Age: 61	Trustee and President	Since Inception
Registered Person of Matrix Capital Group since May 2008; managing member of the Adviser since inception;   Managing Director of Pelion Securities Corporation from 2007 to 2008; Managing Director of Pali Capital, Inc. from 2003 to 2007; Managing Director of H.C. Wainwright & Co, Inc. from 1999 to 2003; Executive Vice President and Co-Head of investment banking Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm, from 1990-1999
				One	None
Officers
Robert S. Driessen 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 65	Secretary and Chief Compliance Officer	Since July 2013
Prior to 2013, Mr. Driessen served as the Senior Vice President and Chief Compliance Officer for Aquila Distributors, Inc., and Vice President and Chief Compliance Officer of its advisory affiliate, Aquila Investment Management LLC from November 2009 until December 2012.  Prior to 2009, Mr. Driessen served as the Vice President and Chief Compliance Officer of Curian Capital, LLC from April 2004 to December 31, 2008.
				N/A	N/A
Larry E. Beaver, Jr. 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 44	Treasurer	Since Inception	Mr. Beaver has been the Director of Fund Accounting & Administration for Matrix Fund Services, a mutual fund operating division of Matrix Capital Group, since February 2005.	N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2013	ANNUAL REPORT

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$2,450	None	None	$2,450
Samuel H. Solomon	$2,200	None	None	$2,200
Robert J. Cresci	$2,750	None	None	$2,750
Interested Trustees
Eric T. Singer	None	None	None	None

1	Each of the Trustees serves as a Trustee to the one fund of the Trust.
2	Figures are for the year ended December 31, 2013.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 616
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 616
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC  27101

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Cresci is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 and $13,000 with respect to the registrant’s fiscal years ended December 31, 2013 and 2012 respectively.

(b)
Audit-Related Fees.    There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended December 31, 2013 and 2012, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2013 and 2012 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By Eric T. Singer	/s/ Eric T. Singer
President,
Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President
Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: February 27, 2014